Cover	Sep. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2024
Entity File Number	001-42267
Entity Registrant Name	VINE HILL CAPITAL INVESTMENT CORP.
Entity Central Index Key	0002025396
Entity Tax Identification Number	98-1794687
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	500 E Broward Blvd
Entity Address, Address Line Two	Suite 1710
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33394
City Area Code	954
Local Phone Number	848-2859
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	VCICU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	VCIC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VCICW
Security Exchange Name	NASDAQ